OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Securities - FVTPL	$2,815	$3,416
Derivative assets	68	100
Securities - FVTOCI	230	27
Other marketable securities	29	28
Restricted cash	182	378
Inventory(1)	937	1,228
Accounts receivable	90	9
Other	161	153
Total other non-current assets	$4,512	$5,339
(1)Inventory (see Note 12, Accounts Receivable And Other for the current portion) with a carrying value of $1.3 billion (December 31, 2024 - $1.3 billion) is pledged as security for property debt.

Securities - FVTPL
Securities - FVTPL primarily consists of the partnership’s investment in the Brookfield Strategic Real Estate Partners (“BSREP”) III fund, with a carrying value of the financial asset at December 31, 2025 of $949 million (December 31, 2024 - $1,542 million). See Note 32, Related Parties for further information on the partial sale of BSREP III. It also includes the partnership’s investment in a portfolio of U.S. retail brands with a carrying value of the financial asset at December 31, 2025 of $551 million (December 31, 2024 - $551 million).